UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22501

Name of Fund:  BlackRock Resources & Commodities Strategy Trust (BCX)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Resources & Commodities Strategy Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Resources & Commodities StrategyTrust (BCX)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 14.4%
Agrium, Inc. (a)	186,959	$16,936,680
CF Industries Holdings, Inc. (a)	689,270	16,783,726
Monsanto Co. (b)	400,561	40,937,334
Mosaic Co. (a)(b)	1,190,177	29,111,729
Potash Corp. of Saskatchewan, Inc. (a)	1,872,007	30,551,154

		134,320,623
Containers & Packaging — 5.4%
International Paper Co. (a)	559,075	26,824,420
Packaging Corp. of America (a)	294,719	23,948,866

		50,773,286
Energy Equipment & Services — 3.0%
Baker Hughes, Inc. (a)	280,627	14,163,245
Schlumberger Ltd. (a)	175,452	13,797,545

		27,960,790
Food & Staples Retailing — 2.0%
Fyffes PLC	11,150,417	18,488,205
Food Products — 5.3%
AGT Food & Ingredients, Inc.	433,833	12,390,505
Elders Ltd. (c)	1,246,695	3,697,777
First Resources Ltd.	8,361,900	11,254,012
Glanbia PLC	234,673	4,514,514
Golden Agri-Resources Ltd.	31,419,900	8,215,349
Kerry Group PLC	107,592	8,963,281

		49,035,438
Independent Power and Renewable Electricity Producers — 0.0%
Greenko Group PLC (c)	59,000	772
Machinery — 2.0%
Deere & Co. (a)	224,373	19,150,236
Metals & Mining — 29.9%
ArcelorMittal (c)	3,592,045	21,905,696
Barrick Gold Corp. (a)	913,497	16,187,167
Boliden AB	623,793	14,662,040
Detour Gold Corp. (a)(c)	452,308	9,839,453
Eldorado Gold Corp. (c)	3,372,003	13,262,347
First Quantum Minerals Ltd.	1,811,807	14,997,694
Glencore PLC (c)	10,569,147	28,940,013
Lundin Mining Corp. (c)	3,251,767	12,863,806
MMC Norilsk Nickel PJSC — ADR	907,245	14,500,609
Nevsun Resources Ltd.	2,908,340	8,800,724
Newcrest Mining Ltd.	1,650,000	27,852,279
Rio Tinto PLC — ADR (a)	1,201,854	40,141,924
Silver Wheaton Corp.	757,718	20,481,118
Tahoe Resources, Inc. (a)	772,833	9,908,191
Teck Resources Ltd., Class B (a)	689,965	12,440,069
Vale SA — ADR (a)	2,201,948	12,110,714

		278,893,844
Oil, Gas & Consumable Fuels — 36.7%
Anadarko Petroleum Corp. (a)	276,375	17,511,115

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
BP PLC — ADR (a)	1,297,952	$45,635,992
Cairn Energy PLC (c)	3,188,680	7,767,398
Chevron Corp. (a)(b)	147,652	15,196,344
Cimarex Energy Co. (a)	100,917	13,560,217
ConocoPhillips (a)(b)	472,360	20,533,489
Devon Energy Corp. (a)	378,200	16,682,402
Enbridge, Inc. (a)	513,860	22,584,068
Eni SpA — ADR	392,070	11,319,061
EOG Resources, Inc. (a)	207,968	20,112,585
Exxon Mobil Corp. (a)(b)	515,004	44,949,549
Hess Corp. (a)	261,372	14,014,767
Occidental Petroleum Corp. (a)	258,800	18,871,696
Pioneer Natural Resources Co. (a)	91,300	16,949,845
Royal Dutch Shell PLC, A Shares	215,918	5,371,559
Royal Dutch Shell PLC, A Shares — ADR (a)	1,036,474	51,896,253

		342,956,340
Paper & Forest Products — 1.0%
Precious Woods Holding AG (c)	20,000	123,520
TFS Corp. Ltd. (d)	7,903,565	9,013,012

		9,136,532
Total Common Stocks — 99.7%		930,716,066

Preferred Stocks
Food Products — 0.9%
Tyson Foods, Inc. (c)	99,842	8,173,066
Total Long-Term Investments (Cost — $852,036,600) — 100.6%		938,889,132

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (e)(f)	7,204,050	7,204,050
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.51% (e)(f)(g)	$1,961	1,961,228
Total Short-Term Securities (Cost — $9,165,278) — 1.0%		9,165,278
Total Investments Before Options Written (Cost — $861,201,878*) — 101.6%		948,054,410

Portfolio Abbreviations
ADR	American Depositary Receipt	EUR	Euro	SEK	Swedish Krona
AUD	Australian Dollar	GBP	British Pound	USD	U.S. Dollar
CAD	Canadian Dollar

SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Resources & Commodities StrategyTrust (BCX)

Options Written	Value
(Premiums Received — $7,686,908) — (1.0)%	$(9,089,116)
Total Investments Net of Options Written — 100.6%	938,965,294
Liabilities in Excess of Other Assets — (0.6)%	(5,812,376)

Net Assets — 100.0%	$933,152,918

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$902,183,733

Gross unrealized appreciation	$69,148,917
Gross unrealized depreciation	(23,278,240)

Net unrealized appreciation	$45,870,677

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

(d)	Security, or a portion of security, is on loan.

(e)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares/ Beneficial Interest Held at December 31, 2015	Net Activity	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,170,241	(6,170,241)	—	—	$39,728
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	7,204,050	7,204,050	$7,204,050	1,689
BlackRock Liquidity Series, LLC Money Market Series	$ 35,689	$1,925,539	$1,961,228	1,961,228	66,940	[1]
Total				$9,165,278	$108,357

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Barrick Gold Corp.	Call	10/07/16	USD	20.00	1,000	$(2,000)
BP PLC — ADR	Call	10/07/16	USD	34.00	272	(33,864)
BP PLC — ADR	Call	10/07/16	USD	34.50	272	(22,576)
CF Industries Holdings, Inc.	Call	10/07/16	USD	25.50	500	(6,500)
ConocoPhillips	Call	10/07/16	USD	45.00	229	(3,893)
EOG Resources, Inc.	Call	10/07/16	USD	91.00	210	(125,475)
Exxon Mobil Corp.	Call	10/07/16	USD	88.50	320	(8,960)
Mosaic Co.	Call	10/07/16	USD	29.00	420	(2,100)
Mosaic Co.	Call	10/07/16	USD	30.00	250	(500)
Occidental Petroleum Corp.	Call	10/07/16	USD	77.50	45	(180)
Potash Corp. of Saskatchewan, Inc.	Call	10/07/16	USD	17.50	1,003	(6,018)
Potash Corp. of Saskatchewan, Inc.	Call	10/07/16	USD	18.50	680	(29,920)
Royal Dutch Shell PLC, A Shares — ADR	Call	10/07/16	USD	51.00	345	(9,488)
Anadarko Petroleum Corp.	Call	10/14/16	USD	55.00	26	(21,905)

2	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Resources & Commodities StrategyTrust (BCX)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Anadarko Petroleum Corp.	Call	10/14/16	USD	61.50	103	$(29,252)
Baker Hughes, Inc.	Call	10/14/16	USD	51.50	122	(8,418)
BP PLC — ADR	Call	10/14/16	USD	35.00	327	(21,418)
CF Industries Holdings, Inc.	Call	10/14/16	USD	28.00	660	(3,630)
Chevron Corp.	Call	10/14/16	USD	104.00	70	(5,880)
ConocoPhillips	Call	10/14/16	USD	44.50	207	(9,626)
Deere & Co.	Call	10/14/16	USD	84.50	225	(39,375)
Devon Energy Corp.	Call	10/14/16	USD	41.00	3	(1,035)
Devon Energy Corp.	Call	10/14/16	USD	43.00	3	(588)
EOG Resources, Inc.	Call	10/14/16	USD	92.50	130	(63,375)
Exxon Mobil Corp.	Call	10/14/16	USD	90.00	267	(5,206)
Hess Corp.	Call	10/14/16	USD	55.50	142	(11,005)
International Paper Co.	Call	10/14/16	USD	49.00	545	(21,800)
Mosaic Co.	Call	10/14/16	USD	30.50	550	(27,500)
Royal Dutch Shell PLC, A Shares — ADR	Call	10/14/16	USD	51.00	345	(18,112)
Schlumberger Ltd.	Call	10/14/16	USD	81.00	54	(1,701)
Vale SA — ADR	Call	10/14/16	USD	6.00	2,200	(12,100)
Agrium, Inc.	Call	10/21/16	CAD	120.00	375	(49,735)
Anadarko Petroleum Corp.	Call	10/21/16	USD	60.00	200	(85,500)
Barrick Gold Corp.	Call	10/21/16	USD	20.00	300	(3,450)
BP PLC — ADR	Call	10/21/16	USD	34.00	289	(42,483)
BP PLC — ADR	Call	10/21/16	USD	36.00	917	(30,261)
Chevron Corp.	Call	10/21/16	USD	105.00	70	(5,425)
ConocoPhillips	Call	10/21/16	USD	44.00	83	(6,640)
ConocoPhillips	Call	10/21/16	USD	46.00	344	(7,052)
Deere & Co.	Call	10/21/16	USD	85.00	225	(39,938)
Detour Gold Corp.	Call	10/21/16	CAD	34.00	334	(2,037)
Exxon Mobil Corp.	Call	10/21/16	USD	84.50	567	(189,945)
Hess Corp.	Call	10/21/16	USD	62.50	82	(4,100)
International Paper Co.	Call	10/21/16	USD	49.00	544	(29,104)
Mosaic Co.	Call	10/21/16	USD	29.00	420	(1,260)
Mosaic Co.	Call	10/21/16	USD	31.00	500	(5,000)
Packaging Corp. of America	Call	10/21/16	USD	82.50	385	(67,375)
Potash Corp. of Saskatchewan, Inc.	Call	10/21/16	USD	17.00	1,040	(16,120)
Potash Corp. of Saskatchewan, Inc.	Call	10/21/16	USD	18.00	400	(2,800)
Rio Tinto PLC — ADR	Call	10/21/16	USD	32.50	255	(40,800)
Royal Dutch Shell PLC, A Shares — ADR	Call	10/21/16	USD	52.50	1,036	(28,490)
Schlumberger Ltd.	Call	10/21/16	USD	82.50	181	(6,606)
Tahoe Resources, Inc.	Call	10/21/16	CAD	21.00	730	(2,502)
Vale SA — ADR	Call	10/21/16	USD	5.50	2,200	(55,000)
Anadarko Petroleum Corp.	Call	10/28/16	USD	65.00	325	(56,388)
Barrick Gold Corp.	Call	10/28/16	USD	19.50	500	(14,250)
BP PLC — ADR	Call	10/28/16	USD	35.00	639	(58,149)
CF Industries Holdings, Inc.	Call	10/28/16	USD	26.50	500	(16,250)
ConocoPhillips	Call	10/28/16	USD	42.00	300	(67,500)
Deere & Co.	Call	10/28/16	USD	85.00	220	(44,660)
EOG Resources, Inc.	Call	10/28/16	USD	93.50	155	(75,950)
EOG Resources, Inc.	Call	10/28/16	USD	94.50	104	(43,940)
Hess Corp.	Call	10/28/16	USD	51.00	143	(62,920)
Hess Corp.	Call	10/28/16	USD	54.00	152	(33,060)
Mosaic Co.	Call	10/28/16	USD	27.50	600	(16,200)
Mosaic Co.	Call	10/28/16	USD	30.00	420	(21,000)
Occidental Petroleum Corp.	Call	10/28/16	USD	73.00	395	(76,038)
Potash Corp. of Saskatchewan, Inc.	Call	10/28/16	USD	18.00	1,003	(31,093)
Royal Dutch Shell PLC, A Shares — ADR	Call	10/28/16	USD	49.50	350	(56,000)
Schlumberger Ltd.	Call	10/28/16	USD	81.50	109	(8,502)
Vale SA — ADR	Call	10/28/16	USD	5.50	2,200	(70,400)
Barrick Gold Corp.	Call	11/04/16	USD	20.00	1,000	(28,500)
BP PLC — ADR	Call	11/04/16	USD	35.50	916	(71,906)
CF Industries Holdings, Inc.	Call	11/04/16	USD	23.50	550	(100,650)
Chevron Corp.	Call	11/04/16	USD	103.00	450	(106,425)
ConocoPhillips	Call	11/04/16	USD	43.00	285	(50,872)
Deere & Co.	Call	11/04/16	USD	85.50	227	(45,060)
Devon Energy Corp.	Call	11/04/16	USD	45.00	610	(111,630)
Devon Energy Corp.	Call	11/04/16	USD	46.50	448	(55,552)

SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Resources & Commodities StrategyTrust (BCX)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
EOG Resources, Inc.	Call	11/04/16	USD	100.00	42	$(8,883)
Exxon Mobil Corp.	Call	11/04/16	USD	87.00	261	(54,027)
Hess Corp.	Call	11/04/16	USD	51.00	111	(52,170)
Hess Corp.	Call	11/04/16	USD	54.50	152	(35,872)
International Paper Co.	Call	11/04/16	USD	49.00	908	(87,168)
Mosaic Co.	Call	11/04/16	USD	26.00	580	(31,320)
Occidental Petroleum Corp.	Call	11/04/16	USD	73.50	440	(82,060)
Pioneer Natural Resources Co.	Call	11/04/16	USD	192.50	180	(83,700)
Potash Corp. of Saskatchewan, Inc.	Call	11/04/16	USD	16.50	880	(32,120)
Schlumberger Ltd.	Call	11/04/16	USD	76.50	128	(45,120)
Vale SA — ADR	Call	11/04/16	USD	6.00	2,200	(35,200)
ConocoPhillips	Call	11/11/16	USD	45.00	157	(16,171)
Devon Energy Corp.	Call	11/11/16	USD	46.50	447	(65,038)
Exxon Mobil Corp.	Call	11/11/16	USD	87.00	261	(55,854)
Hess Corp.	Call	11/11/16	USD	57.00	151	(24,840)
Mosaic Co.	Call	11/11/16	USD	26.00	580	(37,120)
Potash Corp. of Saskatchewan, Inc.	Call	11/11/16	USD	16.50	880	(55,440)
Agrium, Inc.	Call	11/18/16	CAD	120.00	372	(96,406)
Anadarko Petroleum Corp.	Call	11/18/16	USD	65.00	451	(119,290)
Barrick Gold Corp.	Call	11/18/16	USD	21.00	470	(12,220)
BP PLC — ADR	Call	11/18/16	USD	36.00	1,557	(99,648)
CF Industries Holdings, Inc.	Call	11/18/16	USD	25.00	550	(66,825)
Cimarex Energy Co.	Call	11/18/16	USD	135.00	43	(27,950)
ConocoPhillips	Call	11/18/16	USD	43.00	285	(60,135)
Detour Gold Corp.	Call	11/18/16	CAD	29.00	275	(38,149)
Detour Gold Corp.	Call	11/18/16	CAD	32.00	265	(15,856)
Enbridge, Inc.	Call	11/18/16	CAD	58.00	615	(59,768)
EOG Resources, Inc.	Call	11/18/16	USD	95.00	130	(67,600)
EOG Resources, Inc.	Call	11/18/16	USD	97.50	60	(23,100)
Exxon Mobil Corp.	Call	11/18/16	USD	87.50	384	(75,264)
Hess Corp.	Call	11/18/16	USD	52.50	111	(43,290)
International Paper Co.	Call	11/18/16	USD	49.00	239	(27,485)
Pioneer Natural Resources Co.	Call	11/18/16	USD	195.00	180	(90,000)
Potash Corp. of Saskatchewan, Inc.	Call	11/18/16	USD	17.00	1,600	(72,000)
Schlumberger Ltd.	Call	11/18/16	USD	80.00	229	(43,624)
Tahoe Resources, Inc.	Call	11/18/16	CAD	20.00	560	(10,458)
Teck Resources Ltd., Class B	Call	11/18/16	USD	18.00	70	(12,005)
Teck Resources Ltd., Class B	Call	11/18/16	USD	20.00	530	(49,555)
Total						$(4,510,649)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Enbridge, Inc.	Call	Citibank N.A.	10/03/16	CAD	55.38	72,000	$(128,078)
Rio Tinto PLC — ADR	Call	Deutsche Bank AG	10/03/16	USD	33.20	100,000	(53,573)
ArcelorMittal	Call	Morgan Stanley & Co. International PLC	10/04/16	EUR	6.05	320,000	(101)
Lundin Mining Corp.	Call	Morgan Stanley & Co. International PLC	10/05/16	CAD	5.94	340,000	(88)
Teck Resources Ltd., Class B	Call	Bank of America N.A.	10/05/16	USD	17.20	108,000	(110,345)
Detour Gold Corp.	Call	Credit Suisse International	10/06/16	CAD	33.80	67,000	(25)
Kerry Group PLC	Call	Bank of America N.A.	10/06/16	EUR	78.88	18,000	(32)
TFS Corp. Ltd.	Call	Morgan Stanley & Co. International PLC	10/06/16	AUD	1.77	200,000	(2)
Occidental Petroleum Corp.	Call	Citibank N.A.	10/10/16	USD	78.49	15,500	(253)
Packaging Corp. of America	Call	UBS AG	10/11/16	USD	77.00	49,300	(241,343)
AGT Food & Ingredients, Inc.	Call	Deutsche Bank AG	10/12/16	CAD	37.99	25,000	(10,768)
Boliden AB	Call	Credit Suisse International	10/12/16	SEK	194.83	52,000	(52,841)
Lundin Mining Corp.	Call	Deutsche Bank AG	10/12/16	CAD	5.72	300,000	(5,594)
Glanbia PLC	Call	Morgan Stanley & Co. International PLC	10/13/16	EUR	17.49	16,000	(3,625)
Glencore PLC	Call	Deutsche Bank AG	10/13/16	GBP	1.81	1,250,000	(496,756)
ArcelorMittal	Call	Morgan Stanley & Co. International PLC	10/14/16	EUR	6.05	320,000	(3,826)
First Quantum Minerals Ltd.	Call	Citibank N.A.	10/14/16	CAD	10.76	250,000	(95,623)
MMC Norilsk Nickel PJSC — ADR	Call	Credit Suisse International	10/14/16	USD	15.28	70,000	(57,028)
Tahoe Resources, Inc.	Call	Citibank N.A.	10/14/16	CAD	18.32	98,000	(8,551)
TFS Corp. Ltd.	Call	UBS AG	10/14/16	AUD	1.62	500,000	(1,137)
Enbridge, Inc.	Call	Citibank N.A.	10/17/16	CAD	55.38	72,000	(161,520)

4	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Resources & Commodities StrategyTrust (BCX)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Lundin Mining Corp.	Call	Morgan Stanley & Co. International PLC	10/18/16	CAD	5.60	170,000	$(8,783)
AGT Food & Ingredients, Inc.	Call	Deutsche Bank AG	10/19/16	CAD	37.99	25,000	(14,570)
ArcelorMittal	Call	Morgan Stanley & Co. International PLC	10/19/16	EUR	5.81	355,000	(19,664)
Boliden AB	Call	Credit Suisse International	10/19/16	SEK	196.15	50,000	(51,371)
TFS Corp. Ltd.	Call	Morgan Stanley & Co. International PLC	10/19/16	AUD	1.63	500,000	(1,940)
Cimarex Energy Co.	Call	Credit Suisse International	10/25/16	USD	133.01	14,400	(73,882)
Glanbia PLC	Call	UBS AG	10/25/16	EUR	17.55	30,000	(10,340)
Rio Tinto PLC — ADR	Call	Barclays Bank PLC	10/25/16	USD	31.59	80,500	(199,512)
Royal Dutch Shell PLC, A Shares	Call	Credit Suisse International	10/25/16	GBP	19.56	43,000	(15,754)
Teck Resources Ltd., Class B	Call	Credit Suisse International	10/25/16	USD	17.89	108,000	(127,657)
Boliden AB	Call	Morgan Stanley & Co. International PLC	10/26/16	SEK	181.99	60,000	(145,807)
ArcelorMittal	Call	Deutsche Bank AG	10/27/16	EUR	5.63	355,000	(52,203)
Glencore PLC	Call	Credit Suisse International	10/27/16	GBP	2.05	1,531,000	(254,176)
TFS Corp. Ltd.	Call	UBS AG	10/27/16	AUD	1.63	500,000	(3,383)
AGT Food & Ingredients, Inc.	Call	Credit Suisse International	10/28/16	CAD	37.64	25,000	(21,469)
Cimarex Energy Co.	Call	Morgan Stanley & Co. International PLC	10/28/16	USD	132.66	21,600	(120,551)
First Quantum Minerals Ltd.	Call	UBS AG	10/28/16	CAD	11.03	62,000	(23,998)
AGT Food & Ingredients, Inc.	Call	Morgan Stanley & Co. International PLC	11/01/16	CAD	39.40	25,000	(11,003)
Lundin Mining Corp.	Call	Citibank N.A.	11/01/16	CAD	5.46	141,000	(17,712)
Boliden AB	Call	Credit Suisse International	11/02/16	SEK	187.08	60,000	(121,058)
Elders Ltd.	Call	Bank of America N.A.	11/02/16	AUD	3.86	50,000	(4,694)
Packaging Corp. of America	Call	Goldman Sachs International	11/02/16	USD	80.00	30,200	(110,081)
Rio Tinto PLC — ADR	Call	Barclays Bank PLC	11/02/16	USD	31.59	80,500	(213,806)
Kerry Group PLC	Call	Morgan Stanley & Co. International PLC	11/03/16	EUR	77.62	30,000	(15,045)
MMC Norilsk Nickel PJSC — ADR	Call	Deutsche Bank AG	11/03/16	USD	15.37	120,000	(112,790)
AGT Food & Ingredients, Inc.	Call	Credit Suisse International	11/04/16	CAD	37.82	25,000	(22,596)
Detour Gold Corp.	Call	Deutsche Bank AG	11/07/16	CAD	29.28	26,500	(29,619)
Rio Tinto PLC — ADR	Call	Deutsche Bank AG	11/07/16	USD	31.71	51,200	(137,350)
First Quantum Minerals Ltd.	Call	UBS AG	11/08/16	CAD	11.11	250,000	(125,662)
Royal Dutch Shell PLC, A Shares	Call	Credit Suisse International	11/08/16	GBP	19.75	43,000	(18,544)
Boliden AB	Call	Deutsche Bank AG	11/09/16	SEK	199.14	28,500	(29,139)
Glanbia PLC	Call	Morgan Stanley & Co. International PLC	11/09/16	EUR	16.95	47,000	(37,323)
Elders Ltd.	Call	Bank of America N.A.	11/10/16	AUD	3.92	30,000	(2,515)
TFS Corp. Ltd.	Call	Goldman Sachs International	11/10/16	AUD	1.59	200,000	(3,637)
AGT Food & Ingredients, Inc.	Call	Deutsche Bank AG	11/11/16	CAD	38.11	25,000	(22,663)
Glencore PLC	Call	Morgan Stanley & Co. International PLC	11/15/16	GBP	1.85	1,450,000	(555,428)
MMC Norilsk Nickel PJSC — ADR	Call	Morgan Stanley & Co. International PLC	11/15/16	USD	16.42	173,000	(73,219)
Lundin Mining Corp.	Call	Morgan Stanley & Co. International PLC	11/16/16	CAD	5.63	350,000	(46,846)
Rio Tinto PLC — ADR	Call	Credit Suisse International	11/17/16	USD	32.56	101,000	(209,030)
Rio Tinto PLC — ADR	Call	Goldman Sachs International	11/28/16	USD	34.81	42,000	(52,277)
Tahoe Resources, Inc.	Call	Morgan Stanley & Co. International PLC	11/28/16	CAD	19.12	82,000	(30,261)
Total							$(4,578,467)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

SEPTEMBER 30, 2016	5

Schedule of Investments (concluded)	BlackRock Resources & Commodities StrategyTrust (BCX)

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$134,320,623	—	—	$134,320,623
Containers & Packaging	50,773,286	—	—	50,773,286
Energy Equipment & Services	27,960,790	—	—	27,960,790
Food & Staples Retailing	18,488,205	—	—	18,488,205
Food Products	25,868,300	$23,167,138	—	49,035,438
Independent Power and Renewable Electricity Producers	—	772	—	772
Machinery	19,150,236	—	—	19,150,236
Metals & Mining	171,033,207	107,860,637	—	278,893,844
Oil, Gas & Consumable Fuels	329,817,383	13,138,957	—	342,956,340
Paper & Forest Products	9,013,012	123,520	—	9,136,532
Preferred Stocks	8,173,066	—	—	8,173,066
Short-Term Securities	7,204,050	1,961,228	—	9,165,278

Total	$801,802,158	$146,252,252	—	$948,054,410

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(4,510,649)	$(4,578,467)	—	$(9,089,116)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$279,926	—	—	$279,926
Foreign currency at value	23,267	—	—	23,267
Liabilities:
Collateral on securities loaned at value	—	$(1,961,228)	—	(1,961,228)

Total	$23,267	$(1,961,228)	—	$(1,937,961)

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks	—	$(15,470,918)	$15,470,918	—

[1] External pricing service used to reflect any significant market movements between the time the Trust valued such foreign securities and the earlier closing of foreign markets.

6	SEPTEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Resources & Commodities Strategy Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Resources & Commodities Strategy Trust

Date: November 22, 2016